Taxes on Income - Schedule of Theoretical Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Theoretical Tax [Abstract]
Loss before taxation	$ (11,053)	$ (11,286)	$ (14,976)
Theoretical tax credit at applicable statutory rate: 23%	(2,542)	(2,596)	(3,444)
Non-allowable expenses	(391)	(244)	(1,026)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,151)	(2,352)	(2,418)
Income tax benefit